Right of use assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period	¥ 689,887
Acquisitions through business combination	1,781,595
Depreciation, right-of-use assets	309,606	¥ 213,490	¥ 214,117
Balance, at end of the period	2,342,589	689,887
Net book value at June 30, 2020	689,887
Net book value at June 30, 2021	2,342,589	689,887
Property
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	275,310	205,344	203,662
Net book value at June 30, 2020	679,733
Net book value at June 30, 2021	583,906	679,733
Warehouse equipment
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	3,765	8,146	10,455
Net book value at June 30, 2020	10,154
Net book value at June 30, 2021	6,804	10,154
Land use right
Disclosure of quantitative information about right-of-use assets [line items]
Acquisitions through business combination	1,781,595
Depreciation, right-of-use assets	30,531
Net book value at June 30, 2020	0
Net book value at June 30, 2021	1,751,879	0
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period	1,089,119	857,514
Acquisitions through business combination		36,632
Additions	338,946	403,953
Derecognition	(409,719)	(179,657)
Exchange adjustments	6,241	(29,323)
Balance, at end of the period	2,806,182	1,089,119	857,514
Gross carrying amount | Property
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period	1,077,417	832,657
Acquisitions through business combination		36,632
Additions	337,717	392,648
Derecognition	(408,249)	(155,478)
Exchange adjustments	6,239	(29,042)
Balance, at end of the period	1,013,124	1,077,417	832,657
Gross carrying amount | Warehouse equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period	11,702	24,857
Additions	414	11,305
Derecognition	(1,470)	(24,179)
Exchange adjustments	2	(281)
Balance, at end of the period	10,648	11,702	24,857
Gross carrying amount | Land use right
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period	0
Additions	815
Derecognition	0
Exchange adjustments	0
Balance, at end of the period	1,782,410	0
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period	(361,436)	(312,019)
Depreciation, right-of-use assets	(309,606)	(213,490)
Derecognition	245,045	150,849
Exchange adjustments	(2,918)	13,224
Balance, at end of the period	(428,915)	(361,436)	(312,019)
Accumulated depreciation | Property
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period	(359,888)	(299,001)
Depreciation, right-of-use assets	(275,310)	(205,344)
Derecognition	243,575	131,424
Exchange adjustments	(2,917)	13,033
Balance, at end of the period	(394,540)	(359,888)	(299,001)
Accumulated depreciation | Warehouse equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period	(1,548)	(13,018)
Depreciation, right-of-use assets	(3,765)	(8,146)
Derecognition	1,470	19,425
Exchange adjustments	(1)	191
Balance, at end of the period	(3,844)	(1,548)	(13,018)
Accumulated depreciation | Land use right
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period	0	0
Depreciation, right-of-use assets	(30,531)	0
Derecognition	0	0
Exchange adjustments	0	0
Balance, at end of the period	(30,531)	0	0
Loss allowance
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period	(37,796)	(42,628)
Impairment Loss Recognized In Profit Or Loss Right Of Use Assets	0	0
Derecognition	4,249	1,759
Exchange adjustments	(1,131)	3,073
Balance, at end of the period	(34,678)	(37,796)	(42,628)
Loss allowance | Property
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period	(37,796)	(42,628)
Impairment Loss Recognized In Profit Or Loss Right Of Use Assets	0	0
Derecognition	4,249	1,759
Exchange adjustments	(1,131)	3,073
Balance, at end of the period	(34,678)	(37,796)	(42,628)
Loss allowance | Warehouse equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period		0
Impairment Loss Recognized In Profit Or Loss Right Of Use Assets	0	0
Derecognition	0
Exchange adjustments	0
Balance, at end of the period	0		0
Loss allowance | Land use right
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period		0
Impairment Loss Recognized In Profit Or Loss Right Of Use Assets	0	¥ 0
Derecognition	0
Exchange adjustments	0
Balance, at end of the period	¥ 0		¥ 0